SHARE BASED PAYMENTS - Performance Rights Issuance (Details)				12 Months Ended
	Nov. 29, 2018 Option	Nov. 23, 2018 USD ($)	Oct. 05, 2018 AUD ($)	Jun. 30, 2019 AUD ($) EquityInstruments $ / shares	Jun. 30, 2018 AUD ($)	Jun. 30, 2017 AUD ($)
SHARE BASED PAYMENTS
Expenses arising from share-based payments				$ 335,102	$ 129,635	$ 120,287
Performance rights
SHARE BASED PAYMENTS
Number of rights issued	76,250,000	76,250,000
Expenses arising from share-based payments				104,441		$ 120,287
Exercise price (cents)				$ 0.0
Consecutive share price hurdle (in days)				10 days
Risk-free interest rate				2.02%
Expected life of an option				2 years 9 months 18 days
Expected volatility				80.00%
Share price at issue (cents)			$ 1.1
Class A Performance Rights
SHARE BASED PAYMENTS
Share price, VWAP hurdle				2.0
Class A Performance Rights | Dr Paul Kaisian
SHARE BASED PAYMENTS
Number of rights issued	7,500,000	7,500,000		7,500,000
Expenses arising from share-based payments				$ 11,229
Valuation per options (cents) | $ / shares				$ 0.77
Total fair value of performance rights				$ 57,750
Class A Performance Rights | Dr Lindsay Wakefield
SHARE BASED PAYMENTS
Number of rights issued	3,750,000	3,750,000		3,750,000
Expenses arising from share-based payments				$ 5,614
Valuation per options (cents) | $ / shares				$ 0.77
Total fair value of performance rights				$ 28,875
Class A Performance Rights | Dr George Muchnicki
SHARE BASED PAYMENTS
Number of rights issued	6,250,000	6,250,000		6,250,000
Expenses arising from share-based payments				$ 9,358
Valuation per options (cents) | $ / shares				$ 0.77
Total fair value of performance rights				$ 48,125
Class A Performance Rights | Mr Peter Rubinstein
SHARE BASED PAYMENTS
Number of rights issued	5,000,000	5,000,000		5,000,000
Expenses arising from share-based payments				$ 7,486
Valuation per options (cents) | $ / shares				$ 0.77
Total fair value of performance rights				$ 38,500
Class A Performance Rights | Mr Sam Lee
SHARE BASED PAYMENTS
Number of rights issued | EquityInstruments				3,750,000
Expenses arising from share-based payments				$ 5,614
Valuation per options (cents) | $ / shares				$ 0.77
Total fair value of performance rights				$ 28,875
Class A Performance Rights | Mr Xue Lee
SHARE BASED PAYMENTS
Number of rights issued	3,750,000	3,750,000
Class B Performance Rights
SHARE BASED PAYMENTS
Share price, VWAP hurdle				2.0
Class B Performance Rights | Dr Paul Kaisian
SHARE BASED PAYMENTS
Number of rights issued	25,000,000	25,000,000		25,000,000
Expenses arising from share-based payments				$ 37,431
Valuation per options (cents) | $ / shares				$ 0.77
Total fair value of performance rights				$ 192,500
Class C Performance Rights
SHARE BASED PAYMENTS
Share price, VWAP hurdle				3.3
Class C Performance Rights | Dr Paul Kaisian
SHARE BASED PAYMENTS
Number of rights issued	25,000,000	25,000,000		25,000,000
Expenses arising from share-based payments				$ 27,708
Valuation per options (cents) | $ / shares				$ 0.57
Total fair value of performance rights				$ 142,500